Shares [Member] Investment Objectives and Goals - Shares [Member] - TREASURY PORTFOLIO	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TREASURY PORTFOLIO—SHARES
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in U.S. Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.